Business combinations - Acquisition of DEK - Narrative (Details) £ / shares in Units, £ in Thousands		1 Months Ended
	Jun. 09, 2023 GBP (£) shares £ / shares	Jun. 30, 2023 shares	Jun. 30, 2024 GBP (£) shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		215,792	708,248
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 44,272		£ 43,003
Equity interests of acquirer	£ 5,337		5,337
Share price (in GBP per share) | £ / shares	£ 36.41
Fair value of deferred consideration	£ 2,468		2,468
Contingent consideration payment period		24 months
Fair value of contingent consideration	5,071		5,071
Deferred tax liability	4,197		4,008
Intangible assets - client relationships	16,459		£ 15,716
DEK Corporation Pty Ltd | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	4,200
Intangible assets - client relationships	£ 16,500
DEK Corporation Pty Ltd | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	95.00%
Earn-out condition, percentage	0.05
DEK Corporation Pty Ltd | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	146,572